Note 4 - Allowance for Credit Losses - Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross loans, before fee	$ 437,158	$ 388,672
Loans, nonaccrual	438	293
Financing Receivables, 30 to 89 Days Past Due [Member]
Gross loans, before fee	423	704
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans, before fee	0	0
Financial Asset, Past Due [Member]
Gross loans, before fee	861	997
Financial Asset, Not Past Due [Member]
Gross loans, before fee	436,297	387,675
Commercial Portfolio Segment [Member]
Gross loans, before fee	87,990	73,142
Loans, nonaccrual	0	3
Commercial Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Gross loans, before fee	18	81
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans, before fee	0	0
Commercial Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Gross loans, before fee	18	84
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Gross loans, before fee	87,972	73,058
Commercial Real Estate Portfolio Segment [Member]
Gross loans, before fee	212,595	182,463
Loans, nonaccrual	0	0
Commercial Real Estate Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Gross loans, before fee	0	0
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans, before fee	0	0
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Gross loans, before fee	0	0
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Gross loans, before fee	212,595	182,463
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Gross loans, before fee	121,345	118,934
Loans, nonaccrual	420	285
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Gross loans, before fee	7,186	5,800
Loans, nonaccrual	0	0
Residential Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member] | Real Estate Loan [Member]
Gross loans, before fee	282	446
Residential Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	83
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Real Estate Loan [Member]
Gross loans, before fee	0	0
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	0
Residential Portfolio Segment [Member] | Financial Asset, Past Due [Member] | Real Estate Loan [Member]
Gross loans, before fee	702	731
Residential Portfolio Segment [Member] | Financial Asset, Past Due [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	83
Residential Portfolio Segment [Member] | Financial Asset, Not Past Due [Member] | Real Estate Loan [Member]
Gross loans, before fee	120,643	118,203
Residential Portfolio Segment [Member] | Financial Asset, Not Past Due [Member] | Home Equity Loan [Member]
Gross loans, before fee	7,186	5,717
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Gross loans, before fee	6,516	6,546
Loans, nonaccrual	18	5
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Gross loans, before fee	1,526	1,787
Loans, nonaccrual	0	0
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member] | Automobile Loan [Member]
Gross loans, before fee	121	85
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member] | Consumer, Other [Member]
Gross loans, before fee	2	9
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Automobile Loan [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer, Other [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member] | Automobile Loan [Member]
Gross loans, before fee	139	90
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member] | Consumer, Other [Member]
Gross loans, before fee	2	9
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member] | Automobile Loan [Member]
Gross loans, before fee	6,377	6,456
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member] | Consumer, Other [Member]
Gross loans, before fee	$ 1,524	$ 1,778